WARRANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WARRANTS
Business combination effective date	12 months
Public warrants expiration term	5 years
Stock price	$ 18.00
Exercise price of warrants	11.50
Issue price per share	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Warrants percentage	115.00%
Redemption of warrants percentage	180.00%
Derivative liability	$ 165,954	$ 323,251
Warrant
WARRANTS
Amounts of gain (loss) from fair value changes	$ (157,297)	$ 4,175,922
Public Warrants
WARRANTS
Warrants outstanding (in Shares)	8,654,860	8,654,860
Redemption price per public warrant	$ 0.01
Stock price	$ 18.00
Trading days	20 days
Private Placement Warrants Member
WARRANTS
Warrants outstanding (in Shares)	291,872	291,872
Class A Common Stock
WARRANTS
Trading days	20 days
Issue price per share	$ 9.20